Mortgage Loan Participation and Sale Agreements - Summary of Mortgage Loan Participation and Sale Agreements (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loan Participation and Sale Agreement [Member]
Mortgage Loan Participation And Sale Agreement [Line Items]
Amortization of debt issuance costs	$ 130,000	$ 193,000